Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	May 15, 2015
C000153333
Account Value [Line Items]
Line Graph and Table Measure Name	Athena Behavioral Tactical Fund
Account Value	$ 122,176	$ 160,824	$ 155,482	$ 158,386	$ 190,530	$ 105,178	$ 110,952	$ 111,177	$ 102,028	$ 95,006	$ 100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 313,494	279,665	227,997	222,080	221,608	151,805	150,506	132,611	117,079	99,288	100,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 225,239	$ 201,394	$ 171,453	$ 167,991	$ 177,657	$ 121,897	$ 128,255	$ 122,075	$ 106,929	$ 92,873	$ 100,000